    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST   , 1997.

                                             1933 ACT REGISTRATION NO. 333-14725
                                             1940 ACT REGISTRATION NO. 811-07873
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                ----------------

                                   FORM N-1A

      REGISTRATION STATEMENT UNDER THE
        SECURITIES ACT OF 1933           [_]
      Pre-Effective Amendment No.        [_]
      Post-Effective Amendment No.  1    [X]

                                     and/or

      REGISTRATION STATEMENT UNDER THE
       INVESTMENT COMPANY ACT OF 1940    [_]
      Amendment No.  1                   [X]

                        (Check appropriate box or boxes)

                                ----------------

                        NUVEEN FLAGSHIP MUNICIPAL TRUST
               (Exact name of Registrant as Specified in Charter)

    333 West Wacker Drive, Chicago,                      60606
                Illinois
(Address of Principal Executive Office)                (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 917-7700

    Gifford R. Zimmerman, Esq.--Vice                With a copy to:
   President and Assistant Secretary                Thomas S. Harman
         333 West Wacker Drive              Fried, Frank, Harris, Shriver &
        Chicago, Illinois 60606                         Jacobson
(Name and Address of Agent for Service)        1001 Pennsylvania Ave., NW
                                                       Suite 800
                                                 Washington, D.C. 20004


It is proposed that this filing will become effective (check appropriate box):
[X]
  Immediately upon filing pursuant          [_]on (date) pursuant to paragraph
  to paragraph (b)                          [_](a)(1)
                                               75 days after filing pursuant
                                               to paragraph (a)(2)
[_]
  on June 30, 1997 pursuant to para-        [_]on (date) pursuant to paragraph
  graph (b)                                    (a)(2) of Rule 485.
[_]
  60 days after filing pursuant to
  paragraph (a)(1)

If appropriate, check the following box:
[_]
  This post-effective amendment designates a new effective date for a previ-ously filed post-effective amendment.

PURSUANT TO RULE 24F-2 OF THE INVESTMENT COMPANY ACT OF 1940, REGISTRANT HAS REGISTERED AN INDEFINITE NUMBER OF SHARES (DESIGNATED AS CLASS A SHARES, CLASS B SHARES, CLASS C SHARES AND CLASS R SHARES) OF THE FOLLOWING SERIES: NUVEEN MUNICIPAL BOND FUND; NUVEEN INSURED MUNICIPAL BOND FUND; NUVEEN FLAGSHIP ALL-AMERICAN MUNICIPAL BOND FUND; AND AN INDEFINITE NUMBER OF SHARES (DESIGNATED AS CLASS A SHARES, CLASS C SHARES AND CLASS R SHARES) OF THE FOLLOWING SERIES:
NUVEEN FLAGSHIP INTERMEDIATE MUNICIPAL BOND FUND AND NUVEEN FLAGSHIP LIMITED TERM MUNICIPAL BOND FUND. A RULE 24F-2 NOTICE FOR THE REGISTRANT'S FISCAL YEAR ENDED APRIL 30, 1997 WAS FILED ON OR ABOUT JUNE 29, 1997.


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

                 CALCULATION OF REGISTRATION FEE FOR SHARES OF
                              MUNICIPAL BOND FUND
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
                                                                           PROPOSED       PROPOSED
                                                                           MAXIMUM        MAXIMUM      AMOUNT OF
                   TITLE OF SECURITIES                     AMOUNT BEING OFFERING PRICE   AGGREGATE    REGISTRATION
                    BEING REGISTERED                        REGISTERED     PER UNIT    OFFERING PRICE     FEE*
------------------------------------------------------------------------------------------------------------------
Shares of Common Stock, $.01 par value...................   1,173,300       $9.77            $0            $0

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*Registrant has elected to calculate its filing fee in the manner described in
Rule 24e-2 under the Investment Company Act of 1940. The total amount of secu-rities redeemed during the previous fiscal year was $63,401,060. The total amount of redeemed securities used for reduction pursuant to Rule 24f-2(c) was $51,937,922. The amount of redeemed securities being used for reduction of the registration fee in this Amendment is $11,463,138.

                 CALCULATION OF REGISTRATION FEE FOR SHARES OF
                          INSURED MUNICIPAL BOND FUND
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
                                                                           PROPOSED       PROPOSED
                                                                           MAXIMUM        MAXIMUM      AMOUNT OF
                   TITLE OF SECURITIES                     AMOUNT BEING OFFERING PRICE   AGGREGATE    REGISTRATION
                    BEING REGISTERED                        REGISTERED     PER UNIT    OFFERING PRICE     FEE*
------------------------------------------------------------------------------------------------------------------
Shares of Common Stock, $.01 par value...................    417,646        $11.41           $0            $0

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*Registrant has elected to calculate its filing fee in the manner described in
Rule 24e-2 under the Investment Company Act of 1940. The total amount of secu-rities redeemed during the previous fiscal year was $17,108,094. The total amount of redeemed securities used for reduction pursuant to Rule 24f-2(c) was $12,342,758. The amount of redeemed securities being used for reduction of the registration fee in this Amendment is $4,765,336.


                 CALCULATION OF REGISTRATION FEE FOR SHARES OF
                       INTERMEDIATE MUNICIPAL BOND FUND
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
                                                                           PROPOSED       PROPOSED
                                                                           MAXIMUM        MAXIMUM      AMOUNT OF
                   TITLE OF SECURITIES                     AMOUNT BEING OFFERING PRICE   AGGREGATE    REGISTRATION
                    BEING REGISTERED                        REGISTERED     PER UNIT    OFFERING PRICE     FEE*
------------------------------------------------------------------------------------------------------------------
Shares of Common Stock, $.01 par value...................    447,566        $11.11           $0            $0

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*Registrant has elected to calculate its filing fee in the manner described in
Rule 24e-2 under the Investment Company Act of 1940. The total amount of secu-rities redeemed during the previous fiscal year was $13,864,964. The total amount of redeemed securities used for reduction pursuant to Rule 24f-2(c) was $8,892,503. The amount of redeemed securities being used for reduction of the registration fee in this Amendment is $4,972,461.

                 CALCULATION OF REGISTRATION FEE FOR SHARES OF
                       LIMITED TERM MUNICIPAL BOND FUND
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
                                                                           PROPOSED       PROPOSED
                                                                           MAXIMUM        MAXIMUM      AMOUNT OF
                   TITLE OF SECURITIES                     AMOUNT BEING OFFERING PRICE   AGGREGATE    REGISTRATION
                    BEING REGISTERED                        REGISTERED     PER UNIT    OFFERING PRICE     FEE*
------------------------------------------------------------------------------------------------------------------
Shares of Common Stock, $.01 par value...................   5,210,210       $11.06           $0            $0

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*Registrant has elected to calculate its filing fee in the manner described in
Rule 24e-2 under the Investment Company Act of 1940. The total amount of secu-rities redeemed during the previous fiscal year was $125,247,208. The total amount of redeemed securities used for reduction pursuant to Rule 24f-2(c) was $67,622,281. The amount of redeemed securities being used for reduction of the registration fee in this Amendment is $57,624,927.

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